RELATED PARTY TRANSACTIONS (Details) - Collective Investment Vehicles £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)		Dec. 31, 2017 GBP (£)	[1]
RELATED PARTY TRANSACTIONS (Details) - Collective Investment Vehicles [Line Items]
Number of investment vehicles	141	131
Financial assets at fair value through profit or loss	£ 160,189	£ 158,529
Fee and commission income	£ 2,756	£ 2,848	[1]	£ 2,965
Consolidated [member]
RELATED PARTY TRANSACTIONS (Details) - Collective Investment Vehicles [Line Items]
Number of investment vehicles	75	82
Unconsolidated [member]
RELATED PARTY TRANSACTIONS (Details) - Collective Investment Vehicles [Line Items]
Current investments	£ 804	£ 620
Money redeemed from disposal of unconsolidated OEICs	1,771	404
Financial assets at fair value through profit or loss	3,417	2,513
Fee and commission income	£ 127	£ 128

[1]	Restated, see note 1.